Calvert
Green Bond Fund
June 30, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 10.1%

Security	Principal Amount (000's omitted)	Value
GoodLeap Sustainable Home Solutions Trust:
Series 2021-4GS, Class A, 1.93%, 7/20/48(1)	$1,442	$ 1,124,875
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,255	1,003,019
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)	2,978	2,656,606
Loanpal Solar Loan Ltd.:
Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	3,745	2,204,506
Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	1,305	1,045,750
Luminace ABS Issuer LLC, Series 2022-1, Class A, 4.88%, 7/31/62(1)	2,706	2,544,883
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	437	280,851
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)	428	394,656
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	1,278	1,051,790
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	614	570,100
Series 2019-2A, Class A, 2.88%, 9/20/40(1)	2,266	1,984,636
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,940	1,716,393
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	928	802,837
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	1,067	912,723
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,324	1,091,019
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	768	598,998
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	591	524,774
Series 2021-2A, Class A, 1.64%, 4/22/47(1)	1,773	1,469,677
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	1,738	1,578,846
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	290	278,360
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	35	32,404
SolarCity LMC I LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	67	64,466
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	998	803,603
Series 2021-B, Class B, 2.01%, 7/20/48(1)	3,059	2,526,921
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	5,675	5,019,549
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	2,354	1,884,014
Series 2021-A, Class B, 3.15%, 2/20/48(1)	4,118	2,224,328
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)	3,407	3,437,446
Sunnova Sol II Issuer LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,308	1,063,781
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	6,456	5,025,436
Sunnova Sol Issuer LLC:
Series 2020-1A, Class A, 3.35%, 2/1/55(1)	2,607	2,239,056
Series 2020-1A, Class B, 5.54%, 2/1/55(1)	1,496	1,205,607
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,190	2,000,499
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	7,222	5,918,888
Security	Principal Amount (000's omitted)	Value
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	$4,013	$ 3,699,323
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	4,734	3,895,622
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,721	1,595,686
Tesla Auto Lease Trust, Series 2023-B, Class A3, 6.13%, 9/21/26(1)	4,986	5,015,081
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)	1,296	1,195,585
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	4,535	3,897,732
Total Asset-Backed Securities (identified cost $90,504,868)		$ 76,580,326

Commercial Mortgage-Backed Securities — 7.6%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$4,050	$ 3,642,918
Series KG08, Class A2, 4.134%, 5/25/33(2)	19,100	18,166,357
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.028%, 9/25/27(2)	4,708	4,447,686
Series 2018-M4, Class A2, 3.167%, 3/25/28(2)	9,403	8,876,391
Series 2018-M13, Class A2, 3.863%, 9/25/30(2)	5,384	5,110,341
Series 2019-M1, Class A2, 3.665%, 9/25/28(2)	4,860	4,641,235
Series 2019-M22, Class A2, 2.522%, 8/25/29	6,381	5,757,288
Series 2020-M1, Class A2, 2.444%, 10/25/29	7,842	6,984,462
Total Commercial Mortgage-Backed Securities (identified cost $61,012,703)		$57,626,678

Corporate Bonds — 52.2%

Security	Principal Amount* (000’s omitted)	Value
Communications — 2.7%
Comcast Corp., 4.65%, 2/15/33	6,000	$ 5,795,315
Verizon Communications, Inc.:
1.50%, 9/18/30	11,734	9,578,979
5.50%, 2/23/54	5,000	4,898,130
		$ 20,272,424
Consumer, Cyclical — 3.3%
Ford Motor Co., 3.25%, 2/12/32	14,521	$ 12,008,102
General Motors Co.:
5.40%, 10/15/29	2,300	2,289,090

Calvert
Green Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Consumer, Cyclical (continued)
General Motors Co.: (continued)
5.60%, 10/15/32		5,177	$ 5,181,002
Hyundai Capital America, 5.80%, 6/26/25(1)		5,280	5,285,331
			$ 24,763,525
Consumer, Non-cyclical — 0.9%
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32		3,470	$ 2,695,331
Conservation Fund, 3.474%, 12/15/29		2,345	2,121,191
Kaiser Foundation Hospitals, 3.15%, 5/1/27		1,208	1,158,259
PepsiCo, Inc., 2.875%, 10/15/49		1,065	707,651
			$6,682,432
Energy — 0.7%
Raizen Fuels Finance SA:
6.45%, 3/5/34(1)		855	$869,042
6.95%, 3/5/54(1)		1,500	1,526,821
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		2,940	2,682,489
			$5,078,352
Financial — 20.4%
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/32		6,900	$5,402,846
4.75%, 4/15/35		3,332	3,109,894
AXA SA, 1.375% to 4/7/31, 10/7/41(3)(4)	EUR	3,000	2,639,868
Banco Santander SA, 0.625% to 6/24/28, 6/24/29(3)(4)	EUR	4,500	4,280,475
Bank Hapoalim BM, 3.255% to 10/21/26, 1/21/32(1)(3)(4)		6,551	5,896,627
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(3)(4)		2,361	2,304,408
Bank of America Corp., 2.456% to 10/22/24, 10/22/25(3)		27,325	27,043,339
BNP Paribas SA:
0.375% to 10/14/26, 10/14/27(3)(4)	EUR	7,500	7,432,701
1.675% to 6/30/26, 6/30/27(1)(3)		1,155	1,067,498
CaixaBank SA, 1.25% to 3/18/26, 6/18/31(3)(4)	EUR	4,000	4,043,196
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25		1,970	1,860,052
Cooperatieve Rabobank UA, 1.106% to 2/24/26, 2/24/27(1)(3)		7,021	6,523,733
Digital Dutch Finco BV, 1.50%, 3/15/30(4)	EUR	6,300	5,905,770
Equinix, Inc., 1.00%, 9/15/25		3,000	2,840,988
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)(5)		7,595	7,442,412
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		2,824	2,665,593
3.75%, 9/15/30(1)(6)		3,759	3,282,179
6.00%, 4/15/25(1)		76	75,989
ING Groep NV:
0.875% to 3/9/27, 6/9/32(3)(4)	EUR	3,000	2,919,211
1.40% to 7/1/25, 7/1/26(1)(3)		6,632	6,353,517
4.625%, 1/6/26(1)		4,025	3,979,938
Intesa Sanpaolo SpA, 6.50% to 3/14/28, 3/14/29(3)(4)	GBP	3,000	3,858,986
JPMorgan Chase & Co., 6.07% to 10/22/26, 10/22/27(3)		8,300	8,447,043
Kimco Realty OP LLC, 2.70%, 10/1/30		3,000	2,593,901
Metropolitan Life Global Funding I, 0.95%, 7/2/25(1)		2,720	2,602,949
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 1.25% to 11/26/30, 5/26/41(3)(4)	EUR	3,200	$ 2,866,794
PNC Financial Services Group, Inc.:
2.20%, 11/1/24		7,377	7,296,354
4.758% to 1/26/26, 1/26/27(3)		920	909,078
Prologis Euro Finance LLC, 0.375%, 2/6/28	EUR	6,700	6,400,152
Prologis LP, 1.25%, 10/15/30		1,477	1,179,100
Prudential Financial, Inc., 1.50%, 3/10/26		3,431	3,228,133
REC Ltd., 5.625%, 4/11/28(1)		3,841	3,864,238
Toronto-Dominion Bank, 5.264%, 12/11/26		2,625	2,624,882
Welltower OP LLC, 2.70%, 2/15/27		1,280	1,206,555
			$154,148,399
Government - Multinational — 8.0%
Asian Development Bank:
2.125%, 3/19/25		750	$733,315
2.375%, 8/10/27		4,000	3,747,414
3.125%, 9/26/28(6)		800	758,964
European Bank for Reconstruction & Development:
1.50%, 2/13/25		7,515	7,338,987
1.625%, 9/27/24		2,635	2,611,051
European Investment Bank:
0.75%, 9/23/30		4,000	3,213,846
1.625%, 5/13/31		3,960	3,313,693
2.375%, 5/24/27		8,671	8,159,062
2.50%, 10/15/24		6,200	6,148,001
2.875%, 6/13/25(1)		8,202	8,031,939
International Bank for Reconstruction & Development:
2.125%, 3/3/25		5,536	5,423,151
3.125%, 11/20/25		4,150	4,046,983
6.875%, 2/9/29	MXN	70,000	3,429,904
International Finance Corp., 2.125%, 4/7/26		3,987	3,805,189
			$60,761,499
Industrial — 2.9%
AP Moller - Maersk AS, 5.875%, 9/14/33(1)		2,875	$2,940,538
Jabil, Inc., 4.25%, 5/15/27		5,000	4,845,823
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30		4,650	3,843,922
Owens Corning, 3.95%, 8/15/29		1,382	1,307,634
Smurfit Kappa Treasury ULC:
5.438%, 4/3/34(1)		900	892,656
5.777%, 4/3/54(1)		3,285	3,269,447
Xylem, Inc.:
1.95%, 1/30/28		3,400	3,052,182
2.25%, 1/30/31		1,821	1,529,059
			$21,681,261

Calvert
Green Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Technology — 2.8%
Apple, Inc., 3.00%, 6/20/27	14,550	$ 13,863,833
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/31	6,100	5,113,922
3.40%, 5/1/30	2,861	2,593,138
		$ 21,570,893
Utilities — 10.5%
AES Corp., 2.45%, 1/15/31	10,727	$ 8,836,434
Avangrid, Inc., 3.15%, 12/1/24	3,029	2,996,066
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	2,313	1,970,281
Constellation Energy Generation LLC, 5.75%, 3/15/54	4,300	4,171,012
Enel Finance International NV:
1.375%, 7/12/26(1)	2,224	2,060,121
4.625%, 6/15/27(1)	6,500	6,376,502
5.00%, 6/15/32(1)	2,692	2,559,227
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)	11,594	9,491,295
MidAmerican Energy Co.:
3.15%, 4/15/50	1,600	1,069,738
3.65%, 8/1/48	4,490	3,384,459
4.25%, 7/15/49	4,190	3,446,168
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	16,515	14,607,670
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	2,004	1,898,391
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	982	817,094
Northern States Power Co., 2.60%, 6/1/51	6,100	3,649,285
NSTAR Electric Co., 3.25%, 5/15/29	4,000	3,718,615
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	2,075	1,922,688
Public Service Co. of Colorado:
3.20%, 3/1/50	5,000	3,291,860
4.10%, 6/15/48	1,000	766,118
Tucson Electric Power Co., 1.50%, 8/1/30	3,300	2,682,287
		$79,715,311
Total Corporate Bonds (identified cost $428,101,622)		$394,674,096

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53(7)	$998	$ 998,333
Total High Social Impact Investments (identified cost $998,333)		$ 998,333

Preferred Stocks — 1.1%

Security	Shares	Value
Electric Utilities — 0.7%
Brookfield BRP Holdings Canada, Inc., 4.625%	315,384	$ 4,885,298
		$ 4,885,298
Real Estate Management & Development — 0.4%
Brookfield Property Partners LP:
Series A, 5.75%	92,000	$ 1,091,120
Series A2, 6.375%	169,100	2,223,665
		$ 3,314,785
Total Preferred Stocks (identified cost $14,459,994)		$ 8,200,083

Sovereign Government Bonds — 9.3%

Security	Principal Amount (000’s omitted)	Value
Chile Government International Bonds, 2.55%, 1/27/32	$1,500	$ 1,261,722
Export-Import Bank of Korea, 5.125%, 1/11/33	1,429	1,445,937
Kommunalbanken AS:
0.50%, 10/21/24(4)	4,068	4,009,677
2.125%, 2/11/25(1)	3,000	2,940,255
2.125%, 2/11/25(4)	9,592	9,400,975
Kommuninvest I Sverige AB, 4.625%, 9/29/28(1)	4,000	4,024,520
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	5,023	4,634,053
4.375%, 2/28/34	22,413	22,249,252
Nederlandse Waterschapsbank NV:
1.00%, 5/28/30(1)	12,100	9,900,155
2.375%, 3/24/26(1)	10,866	10,408,987
Total Sovereign Government Bonds (identified cost $71,506,088)		$70,275,533

Taxable Municipal Obligations — 1.4%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.9%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$8,240	$ 6,436,099
		$ 6,436,099
Water and Sewer — 0.5%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,665	$ 1,497,301
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(8)	105	103,920

Calvert
Green Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$620	$ 534,707
Green Bonds, 2.184%, 9/1/31	500	422,995
Green Bonds, 2.264%, 9/1/32	445	369,612
Green Bonds, 2.344%, 9/1/33	1,445	1,178,080
		$ 4,106,615
Total Taxable Municipal Obligations (identified cost $13,384,765)		$ 10,542,714

U.S. Government Agencies and Instrumentalities — 0.9%

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.:
1.79%, 10/15/29	$2,890	$ 2,646,356
2.36%, 10/15/29	1,872	1,742,458
3.16%, 6/1/33	141	130,954
3.52%, 9/20/32	2,239	2,130,908
Total U.S. Government Agencies and Instrumentalities (identified cost $7,142,212)		$ 6,650,676

U.S. Government Agency Mortgage-Backed Securities — 11.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, 4/1/54	$14,796	$ 14,331,480
5.50%, with various maturities to 2054	28,120	27,765,614
6.00%, with various maturities to 2053	27,138	27,253,381
Federal National Mortgage Association:
2.68%, 7/1/26	1,891	1,810,600
5.00%, 7/1/53	7,131	6,899,800
5.50%, with various maturities to 2054	11,009	10,869,001
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $88,998,855)		$ 88,929,876

Short-Term Investments — 8.3%
Affiliated Fund — 8.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(9)	62,014,803	$ 62,014,803
Total Affiliated Fund (identified cost $62,014,803)		$ 62,014,803
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(10)	1,123,613	$ 1,123,613
Total Securities Lending Collateral (identified cost $1,123,613)		$ 1,123,613
Total Short-Term Investments (identified cost $63,138,416)		$ 63,138,416
Total Investments — 102.8% (identified cost $839,247,856)		$777,616,731
Other Assets, Less Liabilities — (2.8)%		$(21,501,796)
Net Assets — 100.0%		$756,114,935

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $202,507,186 or 26.8% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2024.
(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of these securities is $55,558,688 or 7.5% of the Fund's net assets.
(5)	When-issued security.
(6)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $3,255,640 and the total market value of the collateral received by the Fund was $3,472,841, comprised of cash of $1,123,613 and U.S. government and/or agencies securities of $2,349,228.

Calvert
Green Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

(7)	Restricted security. Total market value of restricted securities amounts to $998,333, which represents 0.1% of the net assets of the Fund as of June 30, 2024.
(8)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(10)	Represents investment of cash collateral received in connection with securities lending.

Country Allocation (% of Total Investments)
United States	70.6%
Netherlands	5.9
Luxembourg	4.7
Germany	3.8
Other (less than 3.0% each)	15.0
Total	100.0%

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	114,561	CAD	156,951	BNP Paribas	7/24/24	$ —	$(223)
USD	33,209,557	EUR	30,930,044	UBS AG	7/24/24	50,818	—
USD	3,599,731	GBP	2,891,089	Bank of America, N.A.	7/24/24	—	(55,366)
USD	186,424	SEK	2,007,289	Barclays Bank PLC	7/24/24	—	(3,167)
						$50,818	$(58,756)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	753	Long	9/30/24	$153,776,719	$448,617
U.S. 5-Year Treasury Note	776	Long	9/30/24	82,704,625	738,152
U.S. 10-Year Treasury Note	404	Long	9/19/24	44,433,688	385,519
U.S. Long Treasury Bond	248	Long	9/19/24	29,341,500	603,067
U.S. Ultra-Long Treasury Bond	167	Long	9/19/24	20,932,406	600,492
U.S. Ultra 10-Year Treasury Note	(392)	Short	9/19/24	(44,504,250)	(147,849)
					$2,627,998
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53	10/18/23	$998,333

Abbreviations:
OTC	– Over-the-counter

Calvert
Green Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
MXN	– Mexican Peso
SEK	– Swedish Krona
USD	– United States Dollar
At June 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended June 30, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At June 30, 2024, the value of the Fund's investment in Calvert Impact Capital, Inc. and funds that may be deemed to be affiliated was $62,014,803, which represents 8.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$1,676,693	$ —	$ (1,700,000)	$ —	$23,307	$ —	$ 5,242	$ —
Short-Term Investments
Liquidity Fund, Institutional Class(1)	78,920	202,690,475	(140,754,592)	—	—	62,014,803	1,195,886	62,014,803
Total				$ —	$23,307	$62,014,803	$1,201,128

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$76,580,326	$ —	$76,580,326
Commercial Mortgage-Backed Securities	—	57,626,678	—	57,626,678
Corporate Bonds	—	394,674,096	—	394,674,096
High Social Impact Investments	—	998,333	—	998,333
Preferred Stocks	8,200,083	—	—	8,200,083
Sovereign Government Bonds	—	70,275,533	—	70,275,533

Calvert
Green Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Taxable Municipal Obligations	$ —	$10,542,714	$ —	$10,542,714
U.S. Government Agencies and Instrumentalities	—	6,650,676	—	6,650,676
U.S. Government Agency Mortgage-Backed Securities	—	88,929,876	—	88,929,876
Short-Term Investments:
Affiliated Fund	62,014,803	—	—	62,014,803
Securities Lending Collateral	1,123,613	—	—	1,123,613
Total Investments	$71,338,499	$706,278,232	$ —	$777,616,731
Forward Foreign Currency Exchange Contracts	$ —	$50,818	$ —	$50,818
Futures Contracts	2,775,847	—	—	2,775,847
Total	$74,114,346	$706,329,050	$ —	$780,443,396
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(58,756)	$ —	$(58,756)
Futures Contracts	(147,849)	—	—	(147,849)
Total	$(147,849)	$(58,756)	$ —	$(206,605)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.